BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company Protective Variable Life Separate Account Protective Premiere II and Protective Premiere III Filing Pursuant to Rule 497(j) for File No. 333-52215; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Protective Premiere II and Protective Premiere III", a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 36 for Protective Variable Life Separate Account as filed electronically with the Commission on April 25, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage